94 5394

Director
Securities Operations

07045306

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
FEB 26 2007
1086

CERTNYS

1-11527

February 26, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Hospitality Properties Trust, 7% Series C Cumulative Redeemable Preferred Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 26, 2007. Tentative listing date – March 1, 2007.

Sincerely,

Paros Madho

PROCESSED
MAR 01 2007
THOMSON
FINANCIAL

END